UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Arena Strategic Income Fund
Class I/ACSIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about the Arena Strategic Income Fund (“Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/arenaCapital/. You can also request this information by contacting us at (877) 770-7760.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arena Strategic Income Fund (Class I/ACSIX)	$37	0.75%[1]
[1]	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the fiscal semi-annual period ended April 30, 2025, the Arena Strategic Income Fund (the “Fund”) returned 1.27% (At NAV Return Before Taxes). Over the same period, the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.57%, while the Fund’s secondary benchmark, the Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Index, returned 1.72%.
A shorter duration stance as compared to the benchmark was a hindrance for the period as short and intermediate rates rallied. Strong sectors for the period included Cable Satellite, Wirelines, Electric Utilities and Metals and Mining, while sectors such as Retailers and Transportation Services detracted from performance as they were impacted by the news of tariffs.
Looking ahead, we are seeing some opportunities for swaps to lengthen duration and others to swap out of loans into high yield bonds that have sold off more in price. While macroeconomic headline noise may persist, this could present interesting bottom-up opportunities to develop. As a result, Arena continues to assess the ever-changing market environment and seeks to capitalize on market volatility to try and identify potential attractive idiosyncratic opportunities.
The Arena Team
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Arena Strategic Income Fund (Class I/ACSIX)	6.18%	11.26%
Bloomberg U.S. Aggregate Bond Index[2]	8.02%	4.27%
Bloomberg U.S. Corporate High Yield Index	8.69%	9.65%
Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2% Index	8.51%	8.91%
[1]	Class I shares commenced operations on December 30, 2022.
[2]
The Fund changed its performance benchmark to the Bloomberg U.S. Aggregate Bond Index. The Advisor believes the Bloomberg U.S. Aggregate Bond Index is a more appropriate benchmark for the Fund as it better aligns with industry standards and the Fund's peer universe.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,909,832
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period	22%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.750%, 1/15/2029	2.8%
Endo Finance Holdings, Inc., 8.357%, 4/23/2031	2.2%
Qwest Corp., 7.250%, 9/15/2025	2.2%
CITGO Petroleum Corp., 8.375%, 1/15/2029	2.1%
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.750%, 4/15/2028	2.1%
Victoria's Secret & Co, 4.625%, 7/15/2029	1.9%
Directv Financing LLC, 8.875%, 2/1/2030	1.9%
Saks Global Enterprises LLC, 11.000%, 12/15/2029	1.9%
Radiology Partners, Inc., 8.500%, 1/31/2029	1.8%
AP Core Holdings II LLC, 10.945%, 9/1/2027	1.8%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://funddocs.filepoint.com/arenaCapital/. You can also request this information by contacting us at (877) 770-7760.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 770-7760 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Arena Strategic Income Fund

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Arena Strategic Income Fund

Class I Shares

(Ticker Symbol: ACSIX)

Semi-Annual Financials and Other Information

April 30, 2025

Arena Strategic Income Fund

A series of Investment Managers Series Trust II

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13

This report and the financial statements contained herein are provided for the general information of the shareholders of the Arena Strategic Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.arenaca.com

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2025 (Unaudited)

Principal
Amount[1]		Value
	BONDS — 61.6%
	CORPORATE — 61.6%
	BASIC MATERIALS — 4.4%
242,000	Celanese U.S. Holdings LLC 6.500%, 4/15/2030[2]	$236,709
	First Quantum Minerals, Ltd.
436,000	6.875%, 10/15/2027[2,3,4]	431,089
260,000	9.375%, 3/1/2029[2,3,4]	273,028
62,000	Mineral Resources, Ltd. 8.125%, 5/1/2027[2,3,4]	60,354
	SCIL IV LLC
150,000	5.375%, 11/1/2026[2,3]	148,170
100,000	9.500%, 7/15/2028[2]	118,840
	Stillwater Mining Co.
600,000	4.250%, 11/28/2028[5]	677,700
100,000	4.500%, 11/16/2029[2]	84,352
		2,030,242
	COMMUNICATIONS — 13.7%
100,000	Altice France S.A. 8.125%, 2/1/2027[2,3,4]	91,596
250,000	Connect U.S. Finco LLC 9.000%, 9/15/2029[2,3,4]	234,138
300,000	Delivery Hero S.E. 3.250%, 2/21/2030[5]	327,493
900,000	Directv Financing LLC 8.875%, 2/1/2030[2,3]	859,563
475,000	DISH Network Corp. 11.750%, 11/15/2027[2,3]	499,926
	EchoStar Corp.
237,197	3.875%, 11/30/2030[5]	256,315
300,000	6.750%, 11/30/2030[2]	280,077
	Hughes Satellite Systems Corp.
500,000	5.250%, 8/1/2026	466,721
625,000	6.625%, 8/1/2026	508,176
1,000,000	Qwest Corp. 7.250%, 9/15/2025	1,002,015
500,000	SoftBank Group Corp. 6.000%, 7/30/2025[2,4]	499,998
450,000	ViaSat, Inc. 6.500%, 7/15/2028[2,3]	395,757
1,002,000	Victoria's Secret & Co 4.625%, 7/15/2029[2]	873,342
		6,295,117

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL — 12.9%
375,000	Allegiant Travel Co. 7.250%, 8/15/2027[2,3]	$346,362
700,000	Allwyn Entertainment Financing UK PLC 7.875%, 4/30/2029[2,3,4]	726,445
450,000	Carnival Corp. 7.625%, 3/1/2026[2,3,4]	451,741
575,000	DraftKings Holdings, Inc. 0.000%, 3/15/2028[5]	507,345
504,000	Evergreen Acqco 1 LP / TVI, Inc. 9.750%, 4/26/2028[2,3]	518,818
449,000	Jaguar Land Rover Automotive PLC 7.750%, 10/15/2025[2,3,4]	449,573
203,926	JetBlue Pass-Through Trust 7.750%, 5/15/2030	206,822
350,000	Lucid Group, Inc. 1.250%, 12/15/2026[3,5]	305,812
1,176,000	QVC, Inc. 6.875%, 4/15/2029[2,3]	782,902
725,000	Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10.931% (6-Month USD Libor+605.33 basis points), 10/15/2026[2,3,6]	725,000
725,225	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 11.000%, 3/6/2030[2,3,4]	575,194
225,000	Staples, Inc. 10.750%, 9/1/2029[2,3]	196,805
88,000	United Airlines, Inc. 4.375%, 4/15/2026[2,3]	86,769
50,000	Victra Holdings LLC 8.750%, 9/15/2029[2,3]	50,827
		5,930,415
	CONSUMER, NON-CYCLICAL — 5.8%
400,000	Alarm.com Holdings, Inc. 2.250%, 6/1/2029[3,5]	384,400
350,000	Alta Equipment Group, Inc. 9.000%, 6/1/2029[2,3]	294,966
250,000	Herbalife Ltd. 4.250%, 6/15/2028[4,5]	206,100
150,000	Herc Holdings, Inc. 5.500%, 7/15/2027[2,3]	148,459
	HLF Financing Sarl LLC / Herbalife International, Inc.
550,000	12.250%, 4/15/2029[2,3]	586,622
131,000	4.875%, 6/1/2029[2,3]	100,693
25,000	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc. 9.000%, 2/15/2029[2,3]	25,611

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
100,000	Owens & Minor, Inc. 10.000%, 4/15/2030[2,3]	$103,307
822,942	Radiology Partners, Inc. 8.500%, 1/31/2029[2,3]	806,236
		2,656,394
	ENERGY — 6.4%
	CITGO Petroleum Corp.
112,000	6.375%, 6/15/2026[2,3]	111,511
975,000	8.375%, 1/15/2029[2,3]	977,998
850,000	CVR Energy, Inc. 8.500%, 1/15/2029[2,3]	782,098
100,000	Delek Logistics Partners LP / Delek Logistics Finance Corp. 7.125%, 6/1/2028[2,3]	98,885
450,000	NextEra Energy Partners LP 2.500%, 6/15/2026[3,5]	424,125
165,000	PBF Holding Co. LLC / PBF Finance Corp. 6.000%, 2/15/2028[2]	145,792
193,000	Peabody Energy Corp. 3.250%, 3/1/2028[5]	192,517
226,000	Talos Production, Inc. 9.000%, 2/1/2029[2,3]	216,747
		2,949,673
	FINANCIAL — 10.3%
550,937	Avation Capital SA 9.000%, 10/31/2026[2,3,4]	536,387
75,000	BGC Group, Inc. 8.000%, 5/25/2028[2]	79,552
1,285,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 9.750%, 1/15/2029[2]	1,269,901
300,000	LendingTree, Inc. 0.500%, 7/15/2025[5]	295,875
1,412,000	Saks Global Enterprises LLC 11.000%, 12/15/2029[2,3]	853,533
	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
670,000	10.500%, 2/15/2028[2,3]	711,942
1,019,000	4.750%, 4/15/2028[2,3]	975,706
		4,722,896
	INDUSTRIAL — 4.1%
350,000	Bombardier, Inc. 7.875%, 4/15/2027[2,3,4]	351,096
100,000	Brundage-Bone Concrete Pumping Holdings, Inc. 7.500%, 2/1/2032[2,3]	97,669

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal
Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
700,000	INNOVATE Corp. 8.500%, 2/1/2026[2,3]	$622,412
650,000	Spirit AeroSystems, Inc. 9.375%, 11/30/2029[2,3]	692,474
121,000	Tutor Perini Corp. 11.875%, 4/30/2029[2,3]	130,655
		1,894,306
	TECHNOLOGY — 1.8%
400,000	CSG Systems International, Inc. 3.875%, 9/15/2028[5]	436,200
175,000	Diebold Nixdorf, Inc. 7.750%, 3/31/2030[2,3]	182,670
75,000	NCR Atleos Escrow Corp. 9.500%, 4/1/2029[2,3]	80,736
250,000	Xerox Holdings Corp. 3.750%, 3/15/2030[5]	118,437
		818,043
	UTILITIES — 2.2%
597,000	NRG Energy, Inc. 5.750%, 7/15/2029[2,3]	596,882
372,000	PG&E Corp. 4.250%, 12/1/2027[5]	387,401
		984,283
	TOTAL CORPORATE
	(Cost $28,855,759)	28,281,369

	TOTAL BONDS
	(Cost $28,855,759)	28,281,369

Number
of Shares
	COMMON STOCKS — 1.9%
	CONSUMER, CYCLICAL — 1.2%
18,775	Recovery Solutions Group, LLC[7]	300,403
28,769	Spirit Aviation Holdings, Inc.	240,221
		540,624
	CONSUMER, NON-CYCLICAL — 0.1%
10,000	Endo Finance Holdings, Inc.[7]	—
170,000	Endo Finance Holdings, Inc.[7]	—
1,742	Endo, Inc.	37,087
		37,087

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY — 0.3%
9,219	Enviva Holdings LP	$133,676
100,000	Enviva Holdings LP7	—
		133,676
	TECHNOLOGY — 0.3%
3,490	Diebold Nixdorf, Inc.	154,712
	TOTAL COMMON STOCKS
	(Cost $953,947)	866,099

Principal
Amount[1]
	LEVERAGED LOANS — 33.5%
693,333	AAdvantage Loyalty IP Ltd. 6.543% (3-Month Term SOFR+225 basis points), 4/20/2028[2,4,6,8]	680,177
	Altice France S.A.
400,000	9.802% (1-Month Term SOFR+275 basis points), 7/31/2025[2,4,6,8,9]	349,714
794,428	9.802% (1-Month Term SOFR+550 basis points), 8/31/2028[2,4,6,8]	718,361
	AP Core Holdings II LLC
275,000	10.933% (1-Month USD Libor+550 basis points), 9/1/2027[2,6,8]	246,813
889,009	10.945% (1-Month Term SOFR+550 basis points), 9/1/2027[2,6,8]	802,806
	Asurion LLC
725,000	10.404% (1-Month USD Libor+525 basis points), 2/3/2028[2,6,8]	679,557
248,861	9.676% (1-Month Term SOFR+425 basis points), 8/19/2028[2,6,8]	241,885
200,000	10.708% (1-Month Term SOFR+525 basis points), 1/22/2029[2,6,8]	184,250
498,750	Chinos Intermediate 2 LLC 10.855% (1-Month Term SOFR+600 basis points), 9/29/2031[2,6,8]	474,852
297,744	Connect U.S. Finco LLC 8.812% (1-Month Term SOFR+450 basis points), 9/28/2029[2,4,6,8]	268,344
297,716	Delek U.S. Holdings, Inc. 8.944% (1-Month Term SOFR+350 basis points), 11/19/2029[2,6,8]	286,041
396,000	Delivery Hero S.E. 5.130%, 12/20/2029[2,6,8]	396,693
464,660	Directv Financing LLC 10.650% (1-Month Term SOFR+525 basis points), 8/2/2029[2,6,8]	450,896
228,987	Discovery Energy Holding Corp. 10.085% (1-Month Term SOFR+475 basis points), 5/1/2031[2,6,8]	224,409
99,250	DS Parent, Inc. 9.463% (1-Month Term SOFR+550 basis points), 12/16/2030[2,6,8]	88,426
1,033,805	Endo Finance Holdings, Inc. 8.357% (1-Month Term SOFR+400 basis points), 4/23/2031[2,6,8]	1,004,083
450,000	Eyecare Partners LLC 10.043% (3-Month Term SOFR+575 basis points), 8/31/2028[6]	456,374
495,106	First Brands Group LLC 10.591% (3-Month Term SOFR+500 basis points), 3/30/2027[2,6]	461,377

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Principal
Amount[1]		Value
	LEVERAGED LOANS (Continued)
	Franchise Group, Inc.
373,627	0.000% (1-Month Term SOFR+475 basis points), 5/6/2025[6,7,8]	$371,758
785,848	10.437% (3-Month Term SOFR+475 basis points), 3/10/2026[2,6,7,8]	145,873
211,799	13.745% (1-Month Term SOFR+900 basis points), 11/4/2026[6,8]	212,505
400,000	Frontier Communications Corp. 5.000%, 5/1/2028[2,3,8]	395,904
	Hertz Corp.
125,439	0.000% (1-Month Term SOFR+350 basis points), 6/30/2028[2,6,8,9]	97,685
24,561	0.000% (1-Month Term SOFR+350 basis points), 6/30/2028[2,6,8,9]	19,127
203,770	HLF Financing Sarl LLC / Herbalife International, Inc. 11.062% (1-Month Term SOFR+675 basis points), 4/12/2029[2,6,8]	203,352
	Lasership, Inc.
348,418	10.035%, 1/30/2029[6,8]	339,708
260,114	8.380% (1-Month Term SOFR+450 basis points), 8/10/2029[6,8]	39,099
914,842	8.380% (1-Month Term SOFR+450 basis points), 8/10/2029[6,8]	454,676
446,052	LendingTree LLC 3.750% (1-Month Term SOFR+400 basis points), 9/15/2028[2,6,8]	442,986
592,500	Likewize Corp. 10.350% (1-Month Term SOFR+575 basis points), 8/15/2029[2,6,8]	575,466
249,367	Mallinckrodt PLC 14.000% (1-Month Term SOFR+950 basis points), 11/14/2028[4,6,8,9]	259,186
250,000	Pretium PKG Holdings, Inc. 5.000% (3-Month Term SOFR+500 basis points), 10/2/2028[6,8]	249,896
45,627	Radiology Partners, Inc. 9.587% (3-Month Term SOFR+350 basis points), 1/31/2029[6,8]	44,253
343,060	Recovery Solutions Group LLC 12.800%, 1/27/2030[7]	343,060
645,938	Restaurant Brands International 5.607% (1-Month Term SOFR+125 basis points), 9/21/2028[4,6,8]	628,174
450,000	Revlon Intermediate Holdings IV LLC 11.255% (1-Month Term SOFR+687.5 basis points), 5/2/2028[2,6,8,9]	427,500
98,237	Spirit AeroSystems, Inc. 9.563% (1-Month Term SOFR+450 basis points), 1/15/2027[2,6,8]	98,411
	Viasat, Inc.
346,319	9.833% (1-Month Term SOFR+450 basis points), 3/4/2029[2,6,8]	325,876
49,250	8.917% (1-Month Term SOFR+450 basis points), 5/30/2030[2,6,8]	45,091
297,500	Victra Holdings LLC 0.000% (1-Month Term SOFR+425 basis points), 3/29/2029[2,6,8,9]	290,434
1,010,616	West Technology Group LLC 8.541% (3-Month Term SOFR+400 basis points), 4/10/2027[6,8,9]	733,647
250,000	Windstream Services LLC 9.750% (1-Month Term SOFR+475 basis points), 9/26/2031[2,6,8]	249,063
350,000	X Corp. 9.500% (Fixed+0 basis points), 10/29/2029[2,8,9]	344,208
	TOTAL LEVERAGED LOANS
	(Cost $16,527,563)	15,351,996

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025 (Unaudited)

Number
of Shares		Value
	WARRANTS — 0.1%
	CONSUMER, CYCLICAL — 0.1%
5,680	Spirit Airlines LLC, Expiration Date: March 11, 2030	$47,428
	TOTAL WARRANTS
	(Cost $—)	47,428
	SHORT-TERM INVESTMENTS — 4.7%
2,173,705	Fidelity Institutional Government Portfolio Class I, 5.22%[10]	2,173,705
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,173,705)	2,173,705

	TOTAL INVESTMENTS — 101.8%
	(Cost $48,510,974)	$46,720,597
	Liabilities in Excess of Other Assets — (1.8)%	(810,765)
	TOTAL NET ASSETS — 100.0%	$45,909,832

LLC – Limited Liability Company

PLC – Public Limited Company

LP – Limited Partnership

[1]	Local currency.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $19,499,593, which represents 42.47% of Total Net Assets.
[4]	Foreign security denominated in U.S. dollars.
[5]	Convertible security.
[6]	Floating rate security.
[7]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 2.53% of Net Assets. The total value of these securities is $1,161,094.
[8]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[9]	Denotes investments purchased on a when-issued or delayed delivery basis.
[10]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2025

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Setlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	April 30, 2025	(Depreciation)
Euro	Pershing, LLC.	EUR per USD	7/7/2025	(290,000)	$(322,944)	$(329,955)	$(7,011)
					(322,944)	(329,955)	(7,011)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(322,944)	$(329,955)	$(7,011)

EUR – Euro

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $48,510,974)	$46,720,597
Cash	23,778
Segregated cash held by custodian for benefit of brokers for securities sold short and swap contracts	160,676
Receivables:
Investment securities sold	214,046
Dividends and interest	616,808
Prepaid expenses	12,651
Total assets	47,748,556

Liabilities:
Foreign currency due to custodian, at value (proceeds $87,786)	90,869
Payables:
Investment securities purchased	1,683,900
Unrealized depreciation on forward foreign currency exchange contracts	7,011
Advisory fees	2,900
Shareholder servicing fees (Note 6)	6,105
Fund accounting and administration fees	12,696
Transfer agent fees and expenses	1,415
Custody fees	2,419
Auditing fees	9,072
Trustees' deferred compensation (Note 3)	8,881
Chief Compliance Officer fees	3,657
Accrued other expenses	9,799
Total liabilities	1,838,724
Commitments and contingencies (Note 3)
Net Assets	$45,909,832

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$47,479,112
Total distributable earnings (accumulated deficit)	(1,569,280)
Net Assets	$45,909,832

Maximum Offering Price per Share:
Class I:
Net assets applicable to shares outstanding	45,909,832
Shares of beneficial interest issued and outstanding	4,268,817
Redemption price	$10.75

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)

Investment Income:
Interest	$2,359,209
Total investment income	2,359,209

Expenses:
Advisory fees	144,272
Shareholder servicing fees (Note 6)	4,762
Fund accounting and administration fees	61,709
Transfer agent fees and expenses	11,177
Custody fees	7,099
Registration fees	14,884
Legal fees	13,333
Auditing fees	11,561
Miscellaneous	9,352
Chief Compliance Officer fees	8,110
Trustees' fees and expenses	6,507
Shareholder reporting fees	6,298
Insurance fees	1,978
Interest expense	58
Total expenses	301,100
Advisory fees waived	(134,575)
Net expenses	166,525
Net investment income (loss)	2,192,684

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(100,348)
Forward foreign currency exchange contracts	11,980
Foreign currency transactions	(6,398)
Net realized gain (loss)	(94,766)
Net change in unrealized appreciation/depreciation on:
Investments	(1,638,184)
Forward foreign currency exchange contracts	(16,423)
Foreign currency translations	(2,699)
Net change in unrealized appreciation/depreciation	(1,657,306)
Net realized and unrealized gain (loss)	(1,752,072)

Net Increase (Decrease) in Net Assets from Operations	$440,612

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,192,684	$1,996,304
Net realized gain (loss) on investments and foreign currency transactions	(94,766)	336,069
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,657,306)	(92,953)
Net increase (decrease) in net assets resulting from operations	440,612	2,239,420

Distributions to Shareholders:
Distributions:
Class I	(2,663,691)	(1,603,470)
Total distributions to shareholders	(2,663,691)	(1,603,470)

Capital Transactions:
Net proceeds from shares sold:
Class I	8,394,706	39,646,011
Reinvestment of distributions:
Class I	1,756,912	637,485
Cost of shares redeemed:
Class I	(2,018,375)	(5,888,891)
Net increase in net assets from capital transactions	8,133,243	34,394,605

Total increase (decrease) in net assets	5,910,164	35,030,555

Net Assets:
Beginning of period	39,999,668	4,969,113
End of period	$45,909,832	$39,999,668
Capital Share Transactions:
Shares sold:
Class I	742,637	3,544,117
Shares reinvested:
Class I	159,311	57,164
Shares redeemed:
Class I	(183,972)	(511,066)
Net increase (decrease) in capital share transactions	717,976	3,090,215

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2025	For the Year Ended October 31,	For the Period December 30, 2022* through October 31,
	(Unaudited)	2024	2023
Net asset value, beginning of period	$11.26	$10.79	$10.00
Income from Investment Operations:
Net investment income (loss)1	0.55	1.11	0.72
Net realized and unrealized gain (loss)	(0.40)	0.40	0.35
Total from investment operations	0.15	1.51	1.07

Less Distributions:
From net investment income	(0.57)	(0.97)	(0.28)
From net realized gain	(0.09)	(0.07)	-
Total distributions	(0.66)	(1.04)	(0.28)
Net asset value, end of period	$10.75	$11.26	$10.79

Total return[2]	1.27%[3]	14.41%	10.68%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,910	$40,000	$4,969

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.36%[4,5]	1.90%[5]	11.35%[4]
After fees waived and expenses absorbed	0.75%[4,5]	0.75%[5]	0.75%[4]
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	9.27%[4]	8.78%	(2.72)%[4]
After fees waived and expenses absorbed	9.88%[4]	9.93%	7.88%[4]

Portfolio turnover rate	22%[3]	75%	76%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the six months ended April 30, 2025 and for the year ended October 31, 2024, respectively.

See accompanying Notes to Financial Statements.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2025 (Unaudited)

Note 1 – Organization

Arena Strategic Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to generate high income returns with a secondary objective of capital preservation. The Fund intends to primarily invest in income producing investments and leveraged loans. The Fund commenced investment operations on December 30, 2022.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker with respect to the Fund's investment decisions.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Leveraged Loans

The Fund may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

Leveraged loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

d) Short Sales

Short sales are transactions under which the Fund sells a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

(e) Futures Contracts

The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

A futures contract held by the Fund is valued daily at the official settlement price on the exchange on which it is traded. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. When the contracts are closed or expires, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

(f) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between period and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund's return.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when they write a swaption than they will incur when it purchases a swaption. When the Fund purchases a swaption, they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

(g) Options Contracts

The Fund may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

(h) Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(i) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(j) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period December 30, 2022 (commencement of operations) through October 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

(k) Distributions to Shareholders

The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(l) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets.  An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Arena Capital Advisors, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.65% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.95% of the average daily net assets of the Fund. This agreement is in effect until February 29, 2036, and it may be terminated before that date only by the Trust's Board of Trustees. Effective May 1, 2023, the Advisor has voluntarily agreed to further waive its fees and/or pay for operating expenses of the Fund to limit the Fund’s total annual operating expenses to 0.75% of the Fund’s average daily net assets through April 30, 2026. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of any fees waived or payments made pursuant to this voluntary waiver.

For the six months ended April 30, 2025, the Advisor voluntarily waived its advisory fees and absorbed other expenses totaling $134,575. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of Assets and Liabilities. At April 30, 2025, the amount of these potentially recoverable expenses was $578,971. The Advisor may recapture all or a portion of this amount no later than October 31, of the year stated below:

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

2026	$213,894
2027	230,502
2028	134,575
Total	$578,971

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2025 are reported on the Statement of Operations.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For six months ended April 30, 2025, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended April 30, 2025 are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At April 30, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$48,510,974

Gross unrealized appreciation	$1,543,729
Gross unrealized depreciation	(3,334,106)
Net unrealized depreciation on investments	$(1,790,377)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

As of October 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$757,494
Undistributed long-term capital gains	46,220
Distributable earnings	803,714

Accumulated capital and other losses	-
Unrealized appreciation/depreciation on investments	(152,193)
Unrealized appreciation/depreciation on Currency Forwards and translations	9,326
Unrealized deferred compensation	(7,047)
Total accumulated earnings (deficit)	$653,800

The tax character of the distribution paid during the fiscal year ended October 31, 2024 are as follows:

Distributions paid from:	For the year Ended October 31, 2024	For the period Ended October 31, 2023 *
Ordinary income	$1,603,470	$121,619
Total distributions paid	$1,603,470	$121,619

*	Commencement of operations on December 30, 2022.

Note 5 – Investment Transactions

For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term investments, were $20,375,204 and $12,419,919 , respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Bonds*	$-	$28,281,369	$-	$28,281,369
Common Stock	432,020	133,676	300,403	866,099
Leveraged Loans	474,852	14,016,453	860,691	15,351,996
Warrants	-	47,428	-	47,428
Short-Term Investments	2,173,705	-	-	2,173,705
Total Investments	$3,080,577	$42,478,926	$1,161,094	$46,720,597
Total Assets	$3,080,577	$42,478,926	$1,161,094	$46,720,597

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Liabilities
Other Financial Instruments**
Forward Contracts	$-	$7,011	$-	$7,011
Total Liabilities	$-	$7,011	$-	$7,011

*	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments for the Fund.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Common Stocks	Leveraged Loans
Balance as of October 31, 2024	$-	$-
Transfers into Level 3	-	145,873
Transfers out of Level 3	-	-
Total gains or losses for the period
Realized loss included in earnings (or changes in net assets)	-	-
Unrealized appreciation (depreciation) included in earnings (or changes in net assets)	(68,334)	273,207
Principal Paydown	-	-
Amortization	-	3,289
Included in other comprehensive income	-	-
Net purchases	368,737	438,322
Net sales	-	-
Balance as of April 30, 2025	$300,403	$860,691

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$(68,334)	$273,207

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2025:

Asset Class	Fair Value at April 30, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input[1]
Common Stocks[2]	$-	Asset Approach	Estimated Recovery Proceeds	$0.00	N/A	Increase
Common Stocks[3]	$300,403	Market Approach	Market Comparable	$16.00	N/A	Increase
Leveraged Loans[4]	$517,631	Market Approach	Market Quotes	$18.56-$99.50	$76.69	Increase
Leveraged Loans[5]	$343,060	Asset Approach	Bankruptcy Recovery	$100	N/A	Increase

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
[2]	For security 292ESCB17, 294ESCAA6 and 698ESCAA8.
[3]	For security RS U.S.
[4]	For security 35180YAB9 and 35180YAM5.
[5]	For Security 75627HAB3.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2025 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Assets
Unrealized appreciation on forward foreign currency exchange contracts	$-	$-	$-	$-	$-
	$-	$-	$-	$-	$-
Liabilities
Unrealized appreciation on forward foreign currency exchange contracts	$-	$-	$(7,011)	$-	$(7,011)
	$-	$-	$(7,011)	$-	$(7,011)

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2025 are as follows:

	Derivatives not designated as hedging instruments
Net Change in Realized Gain (Loss) on Derivatives	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Forward contracts	$-	$-	$11,980	$-	$11,980
	$-	$-	$11,980	$-	$11,980

Net Change in Unrealized Appreciation (Depreciation) on Derivatives	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Forward contracts	$-	$-	$(16,423)	$-	$(16,423)
	$-	$-	$(16,423)	$-	$(16,423)

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2025 are as follows:

Derivatives not designated as hedging instruments
Forward contracts
Long	Foreign exchange contracts	Notional amount	$(383,333)

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

Note 11 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of April 30, 2025, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
Star Measures Investments, Inc.	45.38%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Note 12- New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 13 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

Arena Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2025 (Unaudited)

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	7/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	7/7/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	7/7/2025